INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)			6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended					12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 SFL Hercules [Member] Rate vessel	Jun. 30, 2013 SFL Hercules [Member] Rate	Dec. 31, 2013 SFL Hercules [Member] Rate	May 31, 2014 SFL Hercules [Member]	Oct. 31, 2013 SFL Linus [Member]	Jun. 30, 2014 SFL Linus [Member] Rate	Jun. 30, 2013 SFL Linus [Member] Rate	Dec. 31, 2013 SFL Linus [Member] Rate	Oct. 31, 2013 SFL Deepwater [Member]	Jun. 30, 2014 SFL Deepwater [Member] Rate vessel	Jun. 30, 2013 SFL Deepwater [Member] Rate	Dec. 31, 2013 SFL Deepwater [Member] Rate	Sep. 30, 2008 SFL Deepwater [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jun. 30, 2014 SFL West Polaris [Member] Rate	Jun. 30, 2013 SFL West Polaris [Member] Rate	Dec. 31, 2013 SFL West Polaris [Member] Rate	Jul. 31, 2008 SFL West Polaris [Member]	Jun. 30, 2014 Bluelot Shipping Company [Member] Rate	Jun. 30, 2013 Bluelot Shipping Company [Member] Rate	Dec. 31, 2013 Bluelot Shipping Company [Member] Rate	Jun. 30, 2014 SFL Corte Real [Member] Rate	Jun. 30, 2013 SFL Corte Real [Member] Rate	Dec. 31, 2013 SFL Corte Real [Member] Rate	Jun. 30, 2014 Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2013 Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary [Member]	Mar. 31, 2014 Bluelot Shipping Company and SFL Corte Real [Member] Rate	Jun. 30, 2014 Bluelot Shipping Company and SFL Corte Real [Member]	Jun. 30, 2014 Seadrill [Member] subsidiaries	Jun. 30, 2014 Bluelot Shipping Company and SFL Corte Real [Member] subsidiaries	Jun. 30, 2014 Customer Concentration Risk [Member]	Jun. 30, 2013 Customer Concentration Risk [Member]	Dec. 31, 2013 Customer Concentration Risk [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)			100.00%	100.00%	100.00%			100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%		0.00%	100.00%	100.00%	0.00%	100.00%	100.00%				100.00%
Debt Instrument, Face Amount						$ 375,000,000	$ 475,000,000				$ 390,000,000				$ 1,400,000,000	$ 420,000,000				$ 700,000,000
Term loan facility, term							5 years				5 years					5 years
Term loan facility, amount outstanding	1,730,015,000	1,736,879,000	297,500,000					475,000,000				343,300,000					369,000,000
Term Loan Facility, Revolving Credit Facility			50,000,000
Term loan facility, amount guaranteed			85,000,000					90,000,000				90,000,000					94,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations			1									2
Number of Wholly Owned Subsidiaries																																2	2
Number of Investment Loans to Fund Vessels																															2
Investment loan to finance vessel																															25,000,000
Summarized balance sheet information [Abstract]
Current assets			45,939,000		56,886,000			52,990,000		0		74,020,000		94,981,000			33,298,000		34,412,000		0		9,780,000	0		9,857,000	206,247,000		205,916,000
Non-current assets			414,065,000		429,720,000			553,107,000		195,000,000		411,647,000		432,755,000			442,708,000		458,558,000		0		0	0		0	1,821,527,000		1,516,033,000
Total assets			460,004,000		486,606,000			606,097,000		195,000,000		485,667,000		527,736,000			476,006,000		492,970,000		0		9,780,000	0		9,857,000	2,027,774,000		1,721,949,000
Current liabilities			37,282,000		29,101,000			54,263,000		0		85,065,000		85,240,000			38,583,000		38,337,000		0		3,523,000	0		3,646,000	215,193,000		159,847,000
Non-current liabilities			415,000,000		453,860,000			552,029,000		197,317,000		372,421,000		418,554,000			432,169,000		451,384,000		0		0	0		0	1,771,619,000		1,521,115,000
Total liabilities			452,282,000		482,961,000			606,292,000		197,317,000		457,486,000		503,794,000			470,752,000		489,721,000		0		3,523,000	0		3,646,000	1,986,812,000		1,680,962,000
Total shareholders' equity			7,722,000		3,645,000			(195,000)		(2,317,000)		28,181,000		23,942,000			5,254,000		3,249,000		0		6,257,000	0		6,211,000	40,962,000		40,987,000
Statement of operations information [Abstract]
Operating revenues			12,686,000	626,000	13,832,000			12,217,000	0	0		12,936,000	31,804,000	46,145,000			11,151,000	12,168,000	23,701,000		1,171,000	9,858,000	19,490,000	2,492,000	9,883,000	19,624,000								52,653,000	64,339,000	122,792,000
Net operating revenues			12,672,000	625,000	13,808,000			12,206,000	0	0		12,924,000	31,804,000	46,109,000			11,136,000	12,150,000	23,681,000		232,000	1,112,000	2,261,000	431,000	1,112,000	2,262,000	49,601,000	46,803,000	88,121,000
Net income			$ 4,077,000	$ (238,000)	$ 3,645,000			$ 3,035,000	$ 0	$ (38,000)		$ 4,239,000	$ 12,381,000	$ 17,747,000			$ 2,005,000	$ 1,163,000	$ 2,324,000		$ 232,000	$ 1,112,000	$ 2,261,000	$ 431,000	$ 1,112,000	$ 2,261,000	$ 14,019,000	$ 15,530,000	$ 28,200,000